Contingent Liabilities and Commitments - Summary of Details Payment Guarantees (Details)					12 Months Ended
	Feb. 07, 2024 KRW (₩)	Jan. 29, 2024 KRW (₩)	Oct. 31, 2023 KRW (₩)	Apr. 07, 2023 KRW (₩) shares	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					₩ 14,944,382,000,000	₩ 13,216,052,000,000
Contingent Liability For Commitments					210,553,224,000,000	195,802,645,000,000
Loss Contingency Accrual Payment Amount			₩ 8,460,000,000
Possible Amount Of Reimbursement					8,290,000,000
Acceptances and guarantees for KB purchasing loan
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					148,786,000,000	167,538,000,000
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					945,027,000,000	918,670,000,000
Confirmed acceptances and guarantees in Korean won
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,093,813,000,000	1,086,208,000,000
Acceptances of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					277,370,000,000	502,217,000,000
Letter of guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					47,665,000,000	78,414,000,000
Bid bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					12,549,000,000	19,998,000,000
Performance bond
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,111,589,000,000	976,008,000,000
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					3,561,227,000,000	1,705,796,000,000
Others
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					3,572,149,000,000	3,485,842,000,000
Confirmed acceptances and guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					8,582,549,000,000	6,768,275,000,000
Acceptances and guarantees for issuance of debenture
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					0	5,040,000,000
Acceptances and guarantees for mortgage
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					94,027,000,000	94,861,000,000
Overseas debt guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					470,579,000,000	509,157,000,000
International financing guarantees in foreign currencies
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					616,554,000,000	181,241,000,000
Financial guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,181,160,000,000	790,299,000,000
Confirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					10,857,522,000,000	8,644,782,000,000
Guarantees of letter of credit
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					2,785,484,000,000	3,042,911,000,000
Refund guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					1,301,376,000,000	1,528,359,000,000
Unconfirmed acceptances and guarantees
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					4,086,860,000,000	4,571,270,000,000
Corporate loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					55,688,438,000,000	51,871,280,000,000
Retail loan commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					56,142,850,000,000	51,241,471,000,000
Credit line on credit cards
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					83,325,862,000,000	77,825,953,000,000
Purchase of other securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					8,749,029,000,000	7,357,198,000,000
Commitments
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					203,906,179,000,000	188,295,902,000,000
Credit line
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					5,901,644,000,000	7,135,542,000,000
Purchase of securities
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					745,401,000,000	371,201,000,000
Financial Guarantees
Disclosure of contingent liabilities [line items]
Contingent Liability For Commitments					6,647,045,000,000	₩ 7,506,743,000,000
Law Suits As Plaintiff In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent assets					₩ 1,893,443,000,000
Loss Contingency Pending Claims Number					115
Law Suits As Defendant In The Normal Course Of The Business
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value					₩ 1,312,052,000,000
STIC Eugene Star Holdings Inc.
Disclosure of contingent liabilities [line items]
Number of shares issued under the call option | shares				31,900,000,000
Value of shares issued under the call option				₩ 3,190,000,000,000
Law Suits Cyber Incident
Disclosure of contingent liabilities [line items]
Loss Contingency Damages Sought Value					₩ 51,000,000
Restriction period for the disposal of KB KOLAO LEASING Co., LTD equity
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities					In June 2013, KB Kookmin Card Co., Ltd. had an accident in which cardholders’ personal information was stolen (hereinafter referred to as “accident”) due to illegal activities by employees of personal credit information company in charge of development of the system upgrading to prevent fraudulent use of credit card. As a result, KB Kookmin Card Co., Ltd. was notified by the Financial Services Commission of the suspension of some new business for 3 months as of February 16, 2014. In respect of the accident, the Group faces 1 legal claim filed as a defendant, with an aggregate claim amount of ￦ 51 million as of December 31, 2023.
Law Suits as invest in rental apartment of disables in Australia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities					₩ 326,500,000,000
Explanation of possibility of reimbursement, contingent liabilities					KB Securities Co., Ltd., as an investment broker, managed the sale of private equity funds and trusts amounting to ￦ 326,500 million, which lends to corporations (borrowers) that invest in apartment rental businesses for the disabled in Australia, to individuals and institutional investors. However, management of the fund has been suspended due to the breach of contract by local borrowers in Australia; therefore there is a possibility of losses of principal to these funds subscribers. In this regard, there are three lawsuits in which the Group is a defendant as of December 31, 2023. In one of them, the first trial ruling ordered the payment of ￦ 29,800 million in investment principal and delayed interest on February 7, 2023, but the second trial on January 29, 2024 ruled against the conclusion, ordering the payment of ￦ 12,000 million in investment principal and delayed interest thereon. Another case was ruled in October, ordering the payment of ￦ 8,460 million in remaining principal and interest, along with delayed interest on ￦ 8,290 million principal. However, the judgment may be changed at the higher court. The other case is still in the first trial.
Contract related to Lime Asset Management
Disclosure of contingent liabilities [line items]
Explanation of possibility of reimbursement, contingent liabilities					In relation to Lime Asset Management, KB Securities Co., Ltd. has a PIS (Portfolio Index Swap) contract, as of December 31, 2023, associated with ‘Lime Thetis Qualified Investor Private Investment Trust No.2’ and ‘Lime Pluto FI Qualified Investor Private Investment Trust No.D-1’ whose redemption were suspended during the fourth quarter of 2019. The notional amount of the underlying assets of the PIS contract is ￦ 146,300 million. Meanwhile, the Group sold ￦ 68,100 million of feeder funds of aforementioned redemption-suspended funds. On October 20, 2020, Lime Asset Management’s license as a fund manager was revoked by the Financial Supervisory Service’s sanctions review committee, and most of its redemption-suspended funds and normal funds have been transferred to Wellbridge Asset Management (the bridge management company) to continue to collect and distribute investments. It is difficult to predict whether and when the aforementioned redemption-suspended funds will be redeemed. In this regard, KB Securities Co., Ltd. faces four claims filed as a defendant as of December 31, 2023. The Group has accounted for the estimated loss due to the possibility of additional lawsuits in the future as a provision for litigations.
Notional amount					₩ 146,300,000,000
Proceeds from sale of feeder funds					₩ 68,100,000,000
Trial one
Disclosure of contingent liabilities [line items]
Loss Contingency Accrual Payment Amount	₩ 29,800,000,000
Trial Two
Disclosure of contingent liabilities [line items]
Loss Contingency Accrual Payment Amount		₩ 12,000,000,000
KB Real Estate Trust Co., Ltd
Disclosure of contingent liabilities [line items]
Loss Contingency Pending Claims Number					72
Credit facilities					₩ 3,627,400,000,000
Credit line facility current utilization amount					4,002,000,000,000
Maximum capacity of credit line facility					₩ 5,620,600,000,000